PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,600	Rp 2,080	Rp 1,361
Defined benefit plan actuarial gain (loss) - net of tax	$ (335)	(4,820)	2,375	2,058
Pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		1,120	1,700	1,068
Pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Service costs		213	149	107
Net interest cost		129	98	74
Net periodic pension benefit cost		342	247	181
Experience adjustments		192	(77)	32
Changes in financial assumptions		(774)	661	360
Return on plan assets (excluding amount included in net interest expense)		68	(54)	(100)
Defined benefit plan actuarial gain (loss) - net of tax		Rp (514)	Rp 530	Rp 292
Discount rate	8.25%	8.25%	7.00%	8.25%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%